Equity - Schedule of Warrants Outstanding (Details)	Dec. 31, 2025 $ / shares shares
Exercise Prices One [Member]
Schedule of Warrants Outstanding [Line Items]
Number of Warrants	160,727
Exercise Price Per Share | $ / shares	$ 25
Issuance date	Feb. 12, 2021
Expiration date	Feb. 09, 2026
Exercise Prices Two [Member]
Schedule of Warrants Outstanding [Line Items]
Number of Warrants	18,774
Exercise Price Per Share | $ / shares	$ 25
Issuance date	Feb. 17, 2021
Expiration date	Feb. 09, 2026
Exercise Price Three [Member]
Schedule of Warrants Outstanding [Line Items]
Number of Warrants	3,571,429
Exercise Price Per Share | $ / shares	$ 1.4
Issuance date	May 29, 2024
Expiration date	Nov. 29, 2029	[1]
Exercise Price Four [Member]
Schedule of Warrants Outstanding [Line Items]
Number of Warrants	125,000
Exercise Price Per Share | $ / shares	$ 1.75
Issuance date	May 29, 2024
Expiration date	May 27, 2029	[2]
Exercise Price Five [Member]
Schedule of Warrants Outstanding [Line Items]
Number of Warrants	25,000
Exercise Price Per Share | $ / shares	$ 3.25
Issuance date	Nov. 26, 2024
Expiration date	Feb. 02, 2027
Exercise Price Six [Member]
Schedule of Warrants Outstanding [Line Items]
Number of Warrants	25,000
Exercise Price Per Share | $ / shares	$ 4.25
Issuance date	Nov. 26, 2024
Expiration date	Feb. 02, 2027
Exercise Prices Seven [Member]
Schedule of Warrants Outstanding [Line Items]
Number of Warrants	1,750,000
Exercise Price Per Share | $ / shares	$ 1
Issuance date	Nov. 24, 2025
Expiration date	Nov. 30, 2030
Exercise Prices Eight [Member]
Schedule of Warrants Outstanding [Line Items]
Number of Warrants	1,195,616
Exercise Price Per Share | $ / shares	$ 0.001
Issuance date	Nov. 24, 2025
Expiration date
Exercise Prices Nine [Member]
Schedule of Warrants Outstanding [Line Items]
Number of Warrants	695,616
Exercise Price Per Share | $ / shares	$ 0.001
Issuance date	Nov. 24, 2025
Expiration date
Exercise Prices Ten [Member]
Schedule of Warrants Outstanding [Line Items]
Number of Warrants	7,567,162

[1]	The earlier of (a) November 29, 2029 and (b) the 60th day following the occurrence of the Series B Milestone Event.
[2]	The earlier of (a) May 27, 2029 and (b) 60 days following the Series B Milestone Event.